DEFERRED FINANCING COSTS (Tables)	12 Months Ended
Dec. 31, 2013
DEFERRED FINANCING COSTS [Abstract]
Schedule of Deferred Financing Costs, Net
	December 31,
	2013	2012

Deferred financing costs	$650	$650
Less: accumulated amortization	650	527
Deferred financing costs, net	$-	$123